Provision for Income Taxes	12 Months Ended
Apr. 30, 2015
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

Note 8. Provision for Income Taxes

The components of the provision (benefit) for income taxes are as follows (in thousands):

	Year Ended April 30, 2015
	Federal	State	Foreign	Total
Current	$—	$3	$124	$127
Deferred	(25,948)	(1,771)	8	(27,711)
Change in valuation allowance	25,948	1,771	(8)	27,711
Total	$—	$3	$124	$127

	Year Ended April 30, 2014
	Federal	State	Foreign	Total
Current	$—	$5	$12	$17
Deferred	(2,015)	(148)	—	(2,163)
Change in valuation allowance	2,015	148	—	2,163
Total	$—	$5	$12	$17

A reconciliation between the Company’s effective tax rate and the United States statutory tax rate for the years ended April 30, 2015 and 2014 is as follows:

	Year Ended April 30,
	2015	2014
Federal income tax at statutory rate	34.0%	34.0%
State income tax, net of federal benefit	2.6	2.1
Permanent differences	0.9	(5.6)
Increase in uncertain tax position	(0.8)	—
Other	(6.9)	(2.1)
Change in valuation allowance	(30.8)	(27.2)
Changes in tax rates	—	(1.4)
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities as of April 30, 2015 and 2014 consist of the following (in thousands):

	As of April 30,
	2015	2014
Accrued liabilities	$21	$38
Depreciation and amortization	—	9
State taxes	1	1
Stock-based compensation expense	4,803	4,511
Capitalized research and development costs	433	556
Foreign net operating loss carry-forward	235	244
Net operating loss carry-forward	9,719	5,608
Total deferred tax assets	15,212	10,968
Less: Valuation allowance	(15,212)	(10,968)
Net deferred tax asset	$—	$—
Management has evaluated the available evidence about future tax planning strategies, taxable income and other possible sources of realization of deferred tax assets and has established a full valuation allowance against its net deferred tax assets as of April, 30, 2015 and 2014. For the years ended April 30, 2015 and 2014, the Company recorded a valuation allowance of $14.9 million and $11.0 million, respectively.
As of April 30, 2015 and 2014, the Company’s estimated U.S. net operating loss carry-forwards were approximately $26 million and $15 million, respectively, which will begin expiring in 2022 for federal and 2017 for state purposes. As of April 30, 2015 and 2014, the Company’s foreign net operating loss carry-forward was approximately $1million for both periods, respectively, which have an unlimited carryforward period. A valuation allowance has been recorded against all of these losses due to continued overall losses.
The Company may be subject to the net operating loss provisions of Section 382 of the Internal Revenue Code. Due to the company’s funding transaction, the company may have triggered a net operating loss limitation under Internal Revenue Code §382. The company has not calculated if an ownership change has occurred. The effect of an ownership change would be the imposition of an annual limitation on the use of NOL carryforwards attributable to periods before the change. The amount of the annual limitation depends upon the value of the Company immediately before the change, changes to the Company’s capital during a specified period, and the federal published interest rate.
The Company has made no provision for U.S. taxes on the cumulative earnings of foreign subsidiaries as those earnings are intended to be reinvested for an indefinite period of time. Upon distribution of these earnings in the form of dividends or otherwise, the Company may be subject to U.S. income taxes and foreign withholding taxes. It is not practical, however, to estimate the amount of taxes that may be payable on the eventual repatriation of these earnings.
The Company files income tax returns in various jurisdictions with varying statues of limitations. As of April 30, 2015, the earliest tax year still subject to examination for state purposes is fiscal 2012. The Company’s tax years for periods ending April 30, 2001 and forward are subject to examination by the United States and certain states due to the carry-forward of unutilized net operating losses.
The following table indicates the changes to the Company’s uncertain tax positions for the period and years ended April 30, 2015 and 2014 in thousands:

	Year Ended April 30,
	2015	2014
Balance, beginning of the year	$—	$—
Addition based on tax positions related to prior years	21	—
Addition based on tax positions related to current year	79	—
Balance, end of year	$100	$—
As of April 30, 2015 the above amount of $100,000 was included in other long-term liabilities.